Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Accounts receivable	$ 103,665	$ 176,265
Current portion of derivative assets		500
Derivative assets	4,660	10,323
Accrued liabilities	(68,013)	(138,156)
Current portion of derivative liabilities	(85,318)	(47,944)
Derivative liabilities	(257,754)	(121,135)
Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable		12
Current portion of derivative assets		500
Derivative assets	4,660	10,323
Foreign currency contracts [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets		213
Derivative assets		4
Interest Rate Swaps [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	4,660	10,319
Cross currency swap [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable		12
Current portion of derivative assets		287
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities	(9,847)	(9,174)
Current portion of derivative liabilities	(85,318)	(47,944)
Derivative liabilities	(257,754)	(121,135)
Derivative Financial Instruments, Liabilities [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative liabilities	(8,490)	(976)
Derivative liabilities	(2,778)	(83)
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities	(8,742)	(9,174)
Current portion of derivative liabilities	(70,332)	(46,657)
Derivative liabilities	(142,074)	(95,631)
Derivative Financial Instruments, Liabilities [Member] | Cross currency swap [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities	(1,105)
Current portion of derivative liabilities	(6,496)	(311)
Derivative liabilities	$ (112,902)	$ (25,421)